Computation of Net Loss Attributable to ExOne Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Attributable to ExOne Per Common Share

The information used to compute basic and diluted net loss attributable to ExOne per common share was as follows:

	Quarter Ended June 30, 2013	Six Months Ended June 30, 2013

Net loss attributable to ExOne	$(1,120)	$(3,034)
Less: Preferred stock dividends declared	—	(152)

Net loss available to ExOne common shareholders	$(1,120)	$(3,186)

Weighted average shares outstanding (basic and diluted)	13,281,608	11,697,018

Net loss attributable to ExOne per common share:
Basic	$(0.08)	$(0.27)
Diluted	(0.08)	(0.27)

As the Company has incurred a net loss in 2012, 2011 and 2010, the conversion of the preferred units, as described in Note 11, has an anti-dilutive effect and is therefore excluded from the calculation below.

	2012	2011	2010
Net loss attributable to ExOne	$(10,168)	$(8,037)	$(5,508)
Less: Preferred unit dividends declared	(1,437)	—	—

Net loss available to ExOne common unitholders	$(11,605)	$(8,037)	$(5,508)

Weighted average shares outstanding (basic and diluted)	10,000,000	10,000,000	10,000,000
Net loss attributable to ExOne per common unit:
Basic	$(1.16)	$(0.80)	$(0.55)
Diluted	$(1.16)	$(0.80)	$(0.55)